Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO (1)	CAP to PEO (2)	Average SCT Total for non-PEO NEOs (3)	Average CAP to non-PEO NEOs (2)	Company TSR (4)	Peer Group TSR (4) (5)	Net Income (7)	Company Selected Measure (Adj. EBITDA) (6)
2023	$1,298,148	$764,148	$1,029,472	$597,249	$(94)	$14	$(46,496,000)	$(5,554,000)
2022	$1,343,119	$3,471,119	$1,764,902	$915,769	$(90)	$(4)	$(163,747,000)	$(16,693,000)
2021	$2,040,132	$9,224,132	$1,536,336	$(1,651,011)	$(68)	$42	$12,786,000	$34,168,000

Named Executive Officers, Footnote	Darren Lampert is the Principal Executive Officer (“PEO”) for each of the fiscal years ending December 31, 2023, 2022, and 2021. The amounts shown are found in the SCT.
Peer Group Issuers, Footnote	TSR”) figures assume an initial investment of $100 on December 31, 2020. For 2023, this reflects the cumulative TSR from December 31, 2020 to December 31, 2023. For 2022, this reflects the cumulative TSR from December 31, 2020 to December 31, 2022. For 2021, this reflects the cumulative TSR from December 31, 2020 to December 31, 2021.The peer group used for the TSR calculation is the S&P Retail Select Industry Index.
PEO Total Compensation Amount	$ 1,298,148	$ 1,343,119	$ 2,040,132
PEO Actually Paid Compensation Amount	$ 764,148	3,471,119	9,224,132
Adjustment To PEO Compensation, Footnote	CAP includes actual base salary, non-equity incentive compensation, the change in value in all equity awards and the sum of other income.
Adjustments Made to Determine Compensation Actually Paid

The following table shows the adjustments made to the values in the SCT to calculate the values in the Pay-Versus-Performance table above:

Adjustments to Determine Compensation Actually Paid for PEO	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” column in SCT	$(785,000)	$—	$—
Change in fair value of awards granted during the year that remain unvested as of year-end	$251,000	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for Awards that were Outstanding and Unvested as of year-end	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for awards that were vested as of year-end	$—	$2,128,000	$7,184,000

Adjustments to Determine Compensation Actually Paid for non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” column in SCT	$589,900	$1,103,986	$952,320
Change in fair value of awards granted during the year that remain unvested as of year-end	$276,100	$338,100	$1,185,384
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for Awards that were Outstanding and Unvested as of year-end	$(111,922)	$(65,246)	$(5,434,000)
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for awards that were vested as of year-end	$(6,500)	$(18,000)	$2,013,589

Non-PEO NEO Average Total Compensation Amount	$ 1,029,472	1,764,902	1,536,336
Non-PEO NEO Average Compensation Actually Paid Amount	$ 597,249	915,769	(1,651,011)
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown are the average total compensation from the SCT for the non-PEO NEOs for the given year. Non-PEO NEOs for each year were:
•2023: Michael Salaman and Gregory Sanders
•2022: Michael Salaman, Gregory Sanders, Jeffrey Lasher, and Paul Rutenis.
•2021: Michael Salaman, Jeffrey Lasher, Monty Lamirato, Tony Sullivan, and Paul Rutenis.
Adjustments Made to Determine Compensation Actually Paid

The following table shows the adjustments made to the values in the SCT to calculate the values in the Pay-Versus-Performance table above:

Adjustments to Determine Compensation Actually Paid for PEO	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” column in SCT	$(785,000)	$—	$—
Change in fair value of awards granted during the year that remain unvested as of year-end	$251,000	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for Awards that were Outstanding and Unvested as of year-end	$—	$—	$—
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for awards that were vested as of year-end	$—	$2,128,000	$7,184,000

Adjustments to Determine Compensation Actually Paid for non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” column in SCT	$589,900	$1,103,986	$952,320
Change in fair value of awards granted during the year that remain unvested as of year-end	$276,100	$338,100	$1,185,384
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for Awards that were Outstanding and Unvested as of year-end	$(111,922)	$(65,246)	$(5,434,000)
Increase/Deduction for Change in Fair Value from prior Year-end to current year-end for awards that were vested as of year-end	$(6,500)	$(18,000)	$2,013,589

Compensation Actually Paid vs. Total Shareholder Return	The tables below demonstrate the relationship between CAP to our NEOs and Total Shareholder Return (“TSR”), net income, and Adjusted EBITDA for each of 2023, 2022, and 2021.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The table below demonstrates the relationship between the Company's TSR and the Company’s peer group TSR beginning December 31, 2020 and ending on December 31, 2023.

Reconciliation of EBITDA and Adjusted EBITDA
EBITDA and Adjusted EBITDA are non-GAAP financial measures commonly used in our industry and should not be construed in isolation as substitutions to net income (loss) as indicators of operating performance or as alternatives to cash flow provided by operating activities as a measure of liquidity (each as determined in accordance with GAAP). GrowGeneration defines EBITDA as net income (loss) before interest income, interest expense, income tax expense, depreciation and amortization, and Adjusted EBITDA as further adjusted to exclude certain items such as stock-based compensation, impairment losses, restructuring and corporate rationalization costs, and other non-core or non-recurring expenses and to include income from our marketable securities as these investments are part of our operational business strategy and increase the cash available to us. We believe these non-GAAP measures, when used in conjunction with net income (loss), provide meaningful supplemental information to both management and investors, facilitating the evaluation of performance across reporting periods. Management uses these non-GAAP measures for internal planning and reporting purposes. These non-GAAP measures are not in accordance with, or an alternative for, generally accepted accounting principles and may be different from non-GAAP measures used by other companies. We believe that these non-GAAP financial measures may be useful to investors in their assessment of our operating performance and valuation. In addition, these non-GAAP financial measures address questions routinely received from analysts and investors and, in order to ensure that all investors have access to the same data, we have determined that it is appropriate to make this data available to all investors.
Set forth below is a reconciliation of EBITDA and Adjusted EBITDA to net income (loss) (in thousands):

	Year ended December 31,
	2023	2022	2021
Net income (loss)	$(46,496)	$(163,747)	$12,786
Benefit (provision) for income taxes	32	(2,885)	2,443
Interest income	(2,696)	(580)	(486)
Interest expense	97	21	43
Depreciation and amortization	16,607	17,132	12,600
EBITDA	$(32,456)	$(150,059)	$27,386
Share-based compensation	3,171	4,967	6,585
Investment income	2,696	—	—
Impairment loss	15,659	127,831	—
Restructuring and other charges (1)	5,376	568	197
Adjusted EBITDA	$(5,554)	$(16,693)	$34,168
(1) Consists primarily of expenditures related to the activity of store and distribution consolidation and one-time severances

Total Shareholder Return Amount	$ (94)	(90)	(68)
Peer Group Total Shareholder Return Amount	14	(4)	42
Net Income (Loss)	$ (46,496,000)	$ (163,747,000)	$ 12,786,000
Company Selected Measure Amount	(5,554,000)	(16,693,000)	34,168,000
PEO Name	Darren Lampert
Additional 402(v) Disclosure	2023 net loss was primarily driven by goodwill impairment of $15.7 million. Please refer to or latest Annual Report on Form 10-K for additional detail on 2023 financial performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined in the Reconciliation of EBITDA and Adjusted EBITDA section in this Proxy Statement along with a reconciliation of Adjusted EBITDA to GAAP net income (loss). While the Company has used numerous performance measures in connection with its executive compensation program, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the Pay-Versus-Performance table) used by the Company to link CAP to NEOs to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Profit
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (785,000)	$ 0	$ 0
PEO | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,000	0	0
PEO | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,128,000	7,184,000
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,900	1,103,986	952,320
Non-PEO NEO | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,100	338,100	1,185,384
Non-PEO NEO | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,922)	(65,246)	(5,434,000)
Non-PEO NEO | Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,500)	$ (18,000)	$ 2,013,589